Segment Information - Additional Information (Detail)	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Segment Reporting Information [Line Items]
Percentage of outstanding voting securities of Tronox Limited	50.00%
Exxaro
Segment Reporting Information [Line Items]
Acquisition of South African mineral sands operations, including its Namakwa and KwaZulu-Natal ("KZN") Sands mines	74.00%	74.00%	74.00%
Tiwest Joint Venture
Segment Reporting Information [Line Items]
Percentage of outstanding voting securities of Tronox Limited	50.00%	50.00%